Segment Information (Schedule Of Reconciliation Of Segment Operating Income/(Loss) To Segment Adjusted EBITDA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment operating income/(loss)	$ 840.2	$ (188.6)	$ 31.9
Depreciation and amortization	35.8	63.3	75.0
Amortized fees, net	(0.5)	(0.3)	(0.2)
Share-based compensation expense	32.6	30.5	31.0
Net gain on divestment of business	(652.9)	(1.0)	(108.7)
Other net charges	(42.2)	56.3	67.3
Settlement reserve charge		206.3
Segment Adjusted EBITDA	213.0	166.5	96.3
Share-based compensation expense included in other charges	1.1	1.0	1.7
Share-based compensation credit included in net gain on divestment of business	1.6	0	1.2
BioNeurology [Member]
Segment operating income/(loss)	719.3	(249.4)	(38.6)
Depreciation and amortization	28.0	30.3	41.2
Amortized fees, net	(0.5)	(0.1)	(0.2)
Share-based compensation expense	26.9	22.6	23.8
Net gain on divestment of business	(652.9)	(1.0)	(108.7)
Other net charges	25.9	54.0	61.6
Settlement reserve charge		206.3
Segment Adjusted EBITDA	146.7	62.7	(20.9)
EDT [Member]
Segment operating income/(loss)	120.9	60.8	70.5
Depreciation and amortization	7.8	33.0	33.8
Amortized fees, net		(0.2)
Share-based compensation expense	5.7	7.9	7.2
Other net charges	(68.1)	2.3	5.7
Segment Adjusted EBITDA	$ 66.3	$ 103.8	$ 117.2